Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets
	Patents	Computer Software	Total
	(in thousands)
	£	£	£
Cost:
At December 31, 2017	2,115	153	2,268
Additions	1,409	5	1,414
At December 31, 2018	3,524	158	3,682
Accumulated amortization:
At December 31, 2017	302	28	330
Charge for the year	196	34	230
At December 31, 2018	498	62	560
Cost:
At December 31, 2018	3,524	158	3,682
Additions	999	216	1,215
At December 31, 2019	4,523	374	4,897
Accumulated amortization:
At December 31, 2018	498	62	560
Charge for the year	308	69	377
At December 31, 2019	806	131	937
Net book value:
At December 31, 2019	3,717	243	3,960
At December 31, 2018	3,026	96	3,122